Commitments and Contingencies (Details Narrative) $ / shares in Units, $ in Millions															1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($)	Dec. 06, 2022 USD ($) $ / shares shares	Dec. 01, 2022 USD ($)	Nov. 01, 2022 USD ($)	Oct. 10, 2022 USD ($) ft²	Sep. 01, 2022 USD ($)	Aug. 29, 2022 USD ($)	May 26, 2022 USD ($) $ / shares shares	Apr. 01, 2022 EUR (€)	Mar. 14, 2022 shares	Sep. 14, 2021 USD ($) $ / shares shares	Sep. 09, 2021 shares	Aug. 21, 2021 USD ($) $ / shares shares	Jul. 22, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($) shares		Jun. 30, 2023 EUR (€) shares	Jun. 30, 2023 AUD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 AUD ($) shares	Jun. 07, 2021 USD ($)
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares																425,001	263,646	120,000,000		35,000
Stock issued during period value, new issues																$ 272,000				$ 35,000
Number of shares issued | shares																21,150,095		20,622,204				21,150,095	21,150,095	20,622,204	20,622,204
Lease payment																$ 1,005,000	$ 317,000	$ 877,000	[1]	339,000	[1]
Litigation loss																	(1,621,000)	(1,621,000)
Common Stock [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares																102,889				35,000
Stock issued during period value, new issues
San Diego Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²					15,197
Payments for rent					$ 107,899
Lease payment					133,582
Letter of credit amount					117,904
San Diego Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value					$ 900,000
Stem Vac Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent | €									€ 4,047
Operating lease expense																855,000	$ 289,000
Terminated Physician Agreement [Member]
Loss Contingencies [Line Items]
Settlement expenses																		$ 207,000
Terminated Physician Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Share price per share | $ / shares		$ 3.86																$ 3.86
Number of shares issued | shares		50,000																250,000						250,000	250,000
Number of shares, options to purchase | shares		100,000																1,000,000
Exercise price per share | $ / shares		$ 3.86
Settlement expenses																4,900,000		$ 5,000,000.0
Claims value																		5,000,000.0
Accrued expenses and other current liabilities																200,000		207,000
Terminated Physician Agreement [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Number of shares vested | shares										3,000,000
Terminated Physician Agreement [Member] | Maximum [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Litigation loss																200,000		207,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																6,200,000		4,900,000
Accounts payable and accrued expenses and other current liabilities																3,800,000		2,300,000
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | AUSTRALIA
Loss Contingencies [Line Items]
Aggregate Commitments																						€ 1,500,000	$ 2.3	€ 1,500,000	$ 2.3
Manufacturing and Other Supplier Agreements [Member] | Vendors [Member] | Europe [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																800,000		500,000				€ 800,000		€ 600,000
Northwestern Agreement [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																										$ 10,000,000
License Agreement [Member]
Loss Contingencies [Line Items]
Aggregate Commitments																										$ 10,000,000
Payments for royalties														$ 18,700,000
Separation and Release Agreement [Member] | George Ng [Member]
Loss Contingencies [Line Items]
Payment to related party	$ 450,000
Commitment fee percentage	8.00%
Contingent bonus and consulting services fees	$ 166,000
Operating Lease Agreement [Member]
Loss Contingencies [Line Items]
Payments for rent															$ 54,453
Short Term Office Lease [Member]
Loss Contingencies [Line Items]
Payments for rent							$ 43,226
Office Lease Agreement [Member]
Loss Contingencies [Line Items]
Area of land | ft²					15,197
Payments for rent					$ 107,899
Lease payment					133,582
Letter of credit amount					$ 117,904
Commitment fee percentage					20.70%
Tenant improvement allowance					$ 303,940
Costs in excess of tenant improvement allowance					128,000
Office Lease Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Guaranty of lease, value					$ 900,000
Former Employee Matter [Member]
Loss Contingencies [Line Items]
Employee-related liabilities																				$ 256,000
Former Employee Settlement Agreement [Member]
Loss Contingencies [Line Items]
Payments to employee			$ 100,000	$ 100,000		$ 100,000		$ 300,000
Former Employee Settlement Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Share price per share | $ / shares								$ 3.86
Number of shares issued | shares								250,000
Former Employee Settlement Agreement [Member] | Common Stock [Member] | Mr Camaisas [Member]
Loss Contingencies [Line Items]
Share price per share | $ / shares								$ 3.86
Number of shares issued | shares								170,000
Settlement expenses								$ 1,900,000
First Light Acquisition Group Inc [Member]
Loss Contingencies [Line Items]
Payment of underwriting discount											$ 2,335,058
Waiver of deferred underwriting fee payable		$ 8,050,000
Deferred underwriting fees payable																$ 8,050,000		8,050,000
Common stock, conversion basis											one-half of one Public Warrant
Number of shares issued | shares											1
First Light Acquisition Group Inc [Member] | Underwriters Agreement [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable																		0
First Light Acquisition Group Inc [Member] | Forward Purchase Agreement [Member]
Loss Contingencies [Line Items]
Class of warrant or right, shares | shares													2,500,000
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Stock issued during period, shares, new issues | shares													5,000,000
Class of warrant or right, shares | $ / shares													$ 11.50
Stock issued during period value, new issues													$ 50,000,000
Share price per share | $ / shares													$ 10.00
Common stock, conversion basis													one-half of one warrant
Number of shares issued | shares													1
Underwriters Agreement [Member] | First Light Acquisition Group Inc [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable																		$ 0
Forward Purchase Agreement [Member] | First Light Acquisition Group Inc [Member]
Loss Contingencies [Line Items]
Class of warrant or right, shares | shares													2,500,000
Over-Allotment Option [Member] | First Light Acquisition Group Inc [Member] | Underwriters Agreement [Member]
Loss Contingencies [Line Items]
Option vesting period												45 days
Stock issued during period, shares, new issues | shares												3,000,000
Payment of underwriting discount											$ 2,335,058
Deferred underwriting commission per unit | $ / shares											$ 0.35
Deferred underwriting commissions noncurrent											$ 8,050,000
Over-Allotment Option [Member] | Underwriters Agreement [Member] | First Light Acquisition Group Inc [Member]
Loss Contingencies [Line Items]
Option vesting period												45 days
Stock issued during period, shares, new issues | shares												3,000,000
Payment of underwriting discount											$ 2,335,058
Deferred underwriting commission per unit | $ / shares											$ 0.35
Deferred underwriting commissions noncurrent											$ 8,050,000

[1]	Includes payments made for operating leases with a term of one year or less.